13. Shares Issued for Compensation (March 2019 Note) (Details Narrative) - Consultants [Member]	3 Months Ended
Mar. 31, 2019 USD ($) shares
Various Agreements [Member]
Stock issued for services, shares | shares	13,445
Stock issued for services, value | $	$ 96,509
Consulting Services [Member]
Stock issued for services, shares | shares	4,866
Stock issued for services, value | $	$ 36,000